Business combination (Tables)	12 Months Ended
Dec. 31, 2022
Business combination [Abstract]
Schedule of final allocation of the purchase price
$
Total consideration
Consideration paid at closing 1
Contingent consideration 3,841,999
Consideration paid at closing and continent consideration 3,842,000
Settlement of pre-existing loan receivable from Pyro Green-Gas 1,744,400
5,586,400
Net assets acquired
Current assets 1 5,186,086
ROU asset 477,608
Property and equipment 42,552
Intangible assets and Goodwill
2
4,780,607
Deferred income tax asset 79,360
Current liabilities (4,507,907)
Non-current liabilities (471,906)
5,586,400
1

Includes $ 807,946

of cash and trade receivables with a net fair value of $
3,255,000 , including an allowance for expected credit losses of $ 512,592 .
2

The goodwill of $ 2,660,607

recorded on the transaction

is mainly attributable

to the expected growth

in biogas upgrading market

and
the expertise of the workforce, and it is not expected to be deductible for tax purposes.